3) Risk Management (Details 24) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and receivables
Banks	[1]	R$ 191,424,731	R$ 59,083,791
Customers	[1]	473,637,358	423,523,411
Securities at amortized cost	[1]	179,623,894	166,918,360
Financial liabilities
Deposits from banks		267,280,167	227,819,611
Deposits from customers	[2]	545,292,743	366,227,540
Securities issued		144,903,825	170,727,564	R$ 148,029,018
Subordinated debt		53,246,232	49,313,508	R$ 53,643,444
Fair Value [Member]
Loans and receivables
Banks	[1]	191,473,570	59,091,251
Customers	[1]	478,250,100	428,641,947
Securities at amortized cost	[1]	184,006,885	178,515,644
Financial liabilities
Deposits from banks		267,240,795	227,880,098
Deposits from customers		545,341,621	366,023,072
Securities issued		143,988,723	169,488,130
Subordinated debt		54,192,090	50,108,020
Level 1 [member] | Fair Value [Member]
Loans and receivables
Banks	[1]
Customers	[1]
Securities at amortized cost	[1]	105,223,797	102,851,594
Financial liabilities
Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 2 [member] | Fair Value [Member]
Loans and receivables
Banks	[1]	191,473,570	59,091,251
Customers	[1]
Securities at amortized cost	[1]	69,644,416	64,025,403
Financial liabilities
Deposits from banks
Deposits from customers
Securities issued
Subordinated debt
Level 3 [member] | Fair Value [Member]
Loans and receivables
Banks	[1]
Customers	[1]	478,250,100	428,641,947
Securities at amortized cost	[1]	9,138,672	11,638,647
Financial liabilities
Deposits from banks		267,240,795	227,880,098
Deposits from customers		545,341,621	366,023,072
Securities issued		143,988,723	169,488,130
Subordinated debt		R$ 54,192,090	R$ 50,108,020

[1]	Amounts of loans and receivables are presented net of the provision for impairment losses;
[2]	Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;